CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Currency (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	€ 261,380	€ 232,414
Euro
Disclosure of financial assets [line items]
Trade receivables	118,104	95,894
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	118,233	108,369
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	6,096	8,178
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	5,099	3,203
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	7,230	6,832
Other
Disclosure of financial assets [line items]
Trade receivables	€ 6,618	€ 9,938